As filed with the Securities and Exchange Commission on May 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 99.10%
COMMON STOCKS - 10.70%
OIL & GAS EXPLORATION & PRODUCTION - 0.28%
Alta Mesa Resources, Inc. (a)	1,368	$10,944
SPECIAL PURPOSE ACQUISITION COMPANY - 10.42%
Avista Healthcare Public Acquisition Corporation Class A (a)(b)(e)	5,474	54,631
Constellation Alpha Capital Corporation (a)(b)	8,300	81,921
Industrea Acquisition Corporation Class A (a)	3,990	39,142
Kayne Anderson Acquisition Corporation Class A (a)	2,797	27,383
Landcadia Holdings, Inc. (a)	10	100
Mudrick Capital Acquisition Corporation (a)	1,950	19,929
National Energy Services Reunited Corporation (a)(b)	7,880	78,248
Pensare Acquisition Corporation (a)	10,631	103,333
		404,687
TOTAL COMMON STOCKS (Cost $416,145)		415,631

CLOSED-END FUNDS - 0.13%
Apollo Tactical Income Fund, Inc.	23	361
Ares Dynamic Credit Allocation Fund	173	2,809
BlackRock Debt Strategies Fund, Inc.	118	1,371
Nuveen Credit Strategies Income Fund	58	461
TOTAL CLOSED-END FUNDS (Cost $4,945)		5,002

PREFERRED STOCKS - 11.35%
Colony NorthStar, Inc., 8.250%, Series B	6,879	170,323
Colony NorthStar, Inc., 8.750%, Series E	6,670	167,084
NuStar Logistics LP, 8.456% (3 Month LIBOR + 6.734%), 1/15/2043 (h)	4,103	103,601
TOTAL PREFERRED STOCKS (Cost $456,857)		441,008

	Principal Amount
CONVERTIBLE BONDS - 11.90% (e)
Impax Laboratories, Inc.
2.000%, 6/15/2022	$156,000	155,272
NXP Semiconductors NV
1.000%, 12/1/2019 (b)	247,000	306,887
TOTAL CONVERTIBLE BONDS (Cost $460,256)		462,159

CORPORATE BONDS - 55.30% (e)
Aleris International, Inc.
9.500%, 4/1/2021 (g)	215,000	224,406
Corporate Risk Holdings LLC
9.500%, 7/1/2019 (g)	186,000	194,835
Enbridge, Inc.
6.0000% (Fixed at 6.000% until 2027), 1/15/2077 (b)(g)(h)	152,000	150,480
Envision Healthcare Corporation
5.125%, 7/1/2022 (g)	227,000	227,000
GenOn Americas Generation LLC
9.125%, 5/1/2031 (f)	232,000	121,800
HRG Group, Inc.
7.750%, 1/15/2022	223,000	232,058
McDermott International, Inc.
8.000%, 5/1/2021 (b)(g)	240,000	246,300
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	178,000	187,123
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	25,000	25,438
6.500%, 6/1/2022	16,000	16,410
Rite Aid Corporation
6.125%, 4/1/2023 (g)	189,000	191,363
Sinclair Television Group, Inc.
6.125%, 10/1/2022	170,000	174,888
Tribune Media Company
5.875%, 7/15/2022	153,000	155,869
TOTAL CORPORATE BONDS (Cost $2,254,908)		2,147,970

	Shares
SHORT-TERM INVESTMENTS - 9.72%
MONEY MARKET FUNDS - 9.72% (c)
The Government & Agency Portfolio, Institutional Share Class, 1.55%	129,713	129,713
JPMorgan Prime Money Market Fund, Institutional Share Class, 1.79% (d)	58,000	58,005
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.58%	190,000	190,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $377,718)		377,718
TOTAL NET INVESTMENTS
(Cost $3,970,829) - 99.10%		3,849,488
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.90%		34,797
TOTAL NET ASSETS - 100.00%		$3,884,285

LIBOR	- London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
(d)	All or a portion of the shares have been committed as collateral for swap contacts.
(e)	Level 2 Security. Please see footnote (j) on the schedule of investments for more information.
(f)	Default or other conditions exist and the security is not presently accruing income.
(g)
  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2018, these securities represent 31.78% of total net assets.

(h)	The coupn rate shown on variable rate securities represents the rate as of March 31, 2018.
(i)	As of March 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$ 3,970,829

Gross unrealized appreciation	11,741
Gross unrealized depreciation	(132,146)
Net unrealized appreciation (depreciation)	$ (120,405)

(1) Tax cost represents tax on investments.
*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
(j)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end and exchange traded funds, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor approved by the Board of Trustees of the Fund (the "Board" or "Trustees"). Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument's amortized cost value represents approximately the fair value of the security. These are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a "SPAC interest"), will typically be valued by reference to the last reported transaction for the composite exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund's pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund's pricing procedures are classified as Level 2 investments. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported net asset value ("NAV") per share. These securities are generally classified as Level 1 investments. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange ("NYSE") if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the "Valuation Group"), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2018. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 361,000	$ 54,631	$ -	$ 415,631
Closed End Funds	5,002	-	-	5,002
Preferred Stock	441,008	-	-	441,008
Convertible Bonds	-	462,159	-	462,159
Corporate Bonds	-	2,147,970	-	2,147,970
Short-Term Investments	377,718	-	-	377,718
Swap Contracts**	-	936	-	936
Total	$ 1,184,728	$ 2,665,696	$ -	$ 3,850,424

*	Please refer to the Schedules of Investments to view long common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs.

 There were no transfers between levels during the three months ended March 31, 2018. Transfers are recorded at the end of the reporting period.

(k)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2018.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2018 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Swap Contracts	Schedule of Swap Contracts	$ 936	Schedule of Swap Contracts	$ -
Total		$ 936		$ -

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Credit Event Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2018 (Unaudited)

			Pay/Receive					Unrealized
Counterparty	Security	Termination Date	on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Eaton Vance Floating-Rate Income Trust	3/16/2019	Pay	0.800% +3 Month LIBOR	Quarterly	2,101	$ 31,366	$ 12
JPM	First Trust Senior Floating Rate Income Fund II	3/16/2019	Pay	0.800% +3 Month LIBOR	Quarterly	5,272	68,452	1,228
JPM	Invesco Senior Income Trust	3/16/2019	Pay	1.000% +3 Month LIBOR	Quarterly	7,650	33,928	(304)
JPM	Voya Prime Rate Trust	3/16/2019	Pay	1.000% +3 Month LIBOR	Quarterly	6,685	34,791	–
								$ 936
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title  /s/ Michael T. Shannon
                                           Michael T. Shannon, Co-President

Date                                                              5/25/2018

By (Signature and Title) /s/ Roy Behren
                                            Roy Behren, Co-President and Treasurer

Date                                                             5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                              Michael T. Shannon, Co-President

Date                                                             5/25/2018

By (Signature and Title)* /s/ Roy Behren
                                              Roy Behren, Co-President and Treasurer

Date                                                             5/25/2018

* Print the name and title of each signing officer under his or her signature.